Related Parties Balances and Transactions (Details) - Sep. 17, 2021 ¥ in Millions, $ in Millions	CNY (¥)	USD ($)
Mr Bao [Member]
Related Parties Balances and Transactions (Details) [Line Items]
Borrowed amount	¥ 3.0	$ 0.5